Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The income tax provision from continuing operations consisted of the following amounts:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except percentages)
Current
U.S. Federal	$(538)	$211	$99
State	10	35	20
Foreign	16	23	18
	(512)	269	137
Deferred
U.S. Federal	(317)	23	599
State	(5)	(9)	1
Foreign	(9)	(6)	(9)
	(331)	8	591
Total income tax	$(843)	$277	$728
Effective tax rate	130.5%	36.8%	43.6%

The following represents the domestic and foreign components of income before income tax expense:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
U.S.	$(680)	$691	$1,508
Foreign	34	62	161
Total	$(646)	$753	$1,669

A reconciliation of the U.S. federal statutory rate of 35% to NRG's effective rate is as follows:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except percentages)
(Loss)/Income Before Income Taxes	$(646)	$753	$1,669
Tax at 35%	(226)	264	584
State taxes, net of federal benefit	15	18	23
Foreign operations	(3)	(3)	(53)
Federal and state tax credits	(1)	(7)	—
Valuation allowance	(63)	(34)	119
Expiration/utilization of capital losses	45	—	249
Reversal of valuation allowance on expired/utilized capital losses	(45)	—	(249)
Change in state effective tax rate	—	—	(5)
Foreign earnings	4	17	33
Non-deductible interest	—	4	10
Interest accrued on uncertain tax positions	2	25	9
Production tax credit	(14)	(11)	(10)
Reversal of uncertain tax position reserves	(561)	—	—
Other	4	4	18
Income tax (benefit)/expense	$(843)	$277	$728
Effective income tax rate	130.5%	36.8%	43.6%

The effective tax rate for the year ended December 31, 2011, differs from the statutory rate of 35% primarily due to a benefit of $633 million resulting from the resolution of the federal tax audit. The benefit is predominantly due to the recognition of previously uncertain tax benefits that were settled upon audit in 2011 and that were mainly composed of net operating losses of $536 million which had been classified as capital loss carryforwards for financial statement purposes.

The effective tax rate for the year ended December 31, 2010, differs from the statutory rate of 35% primarily due to the impact of state and local income taxes and interest on uncertain tax positions, which were partially offset by the reduction in the valuation allowance resulting from realized capital gains as well as federal and state tax credits generated during the current year.
The effective income tax rate for the year ended December 31, 2009, differs from the U.S. statutory rate of 35% primarily due to an increase in the valuation allowance as a result of capital losses generated during the period. In addition, the current earnings in foreign jurisdictions are taxed at rates lower than the U.S. statutory rate, including the sale of the MIBRAG facility which resulted in minimal tax due to the local jurisdiction.

 The temporary differences, which gave rise to the Company's deferred tax assets and liabilities consisted of the following:

	As of December 31,
	2011	2010
	(In millions)
Deferred tax liabilities:
Discount/premium on notes	$7	$9
Emissions allowances	92	116
Difference between book and tax basis of property	1,604	1,652
Derivatives, net	244	362
Goodwill	139	117
Anticipated repatriation of foreign earnings	—	6
Cumulative translation adjustments	27	28
Intangibles amortization (excluding goodwill)	229	180
Investment in projects	111	71
Other	8	—
Total deferred tax liabilities	2,461	2,541
Deferred tax assets:
Deferred compensation, pension, accrued vacation and other reserves	80	67
Differences between book and tax basis of contracts	225	59
Pension and other postretirement benefits	137	111
Non-depreciable property	—	19
Equity compensation	36	30
Bad debt reserve	15	12
U.S. capital loss carryforwards	1	92
U.S. Federal net operating loss carryforwards	84	—
Foreign net operating loss carryforwards	70	74
State net operating loss carryforwards	53	23
Foreign capital loss carryforwards	1	1
Deferred financing costs	—	6
Federal and state tax credits	64	34
Federal benefit on state uncertain tax positions	20	31
Contingent liability reserve	—	30
NINA impairment	183	—
Emission allowance impairment	59	—
Other	—	46
Total deferred tax assets	1,028	635
Valuation allowance	(83)	(191)
Net deferred tax assets	945	444
Net deferred tax liability	$1,516	$2,097

The following table summarizes NRG's net deferred tax position:

	As of December 31,
	2011	2010
	(In millions)
Current deferred tax liability	$127	$108
Non-current deferred tax liability	1,389	1,989
Net deferred tax liability	$1,516	$2,097

Tax Receivable and Payable

        As of December 31, 2011, NRG recorded a current tax payable of $17 million that represents a tax liability due for domestic state taxes of $14 million, as well as foreign taxes payable of $3 million. NRG has a domestic tax receivable of $56 million, of which $25 million relates to federal cash grants applied for eligible solar energy projects under development in New Mexico and Arizona, $18 million is related to property tax refunds due to the New York State Empire Zone program and $13 million primarily is due to federal refunds on prior year returns. In addition, we have recorded a $49 million non-current asset for Empire Zone credits generated in 2010 and 2011 that are being deferred pursuant to New York State law.

Deferred tax assets and valuation allowance

        Net deferred tax balance — As of December 31, 2011, and 2010, NRG recorded a net deferred tax liability of $1.4 billion and $1.9 billion, respectively. However, due to an assessment of positive and negative evidence, including projected capital gains and available tax planning strategies, NRG believes that it is more likely than not that a benefit will not be realized on $83 million and $191 million of tax assets, thus a valuation allowance has remained, resulting in a net deferred tax liability of $1.5 billion and $2.1 billion as of December 31, 2011, and 2010, respectively. NRG believes it is more likely than not that future earnings will be sufficient to utilize the Company's deferred tax assets, net of the existing valuation allowances at December 31, 2011.

        NOL carryforwards — At December 31, 2011, the Company had domestic net operating losses, or NOLs, consisting of carryforwards for federal income tax purposes of $84 million and cumulative state NOLs of $53 million. In addition, NRG has cumulative foreign NOL carryforwards of $70 million of which $20 million will expire starting 2012 through 2019 and of which $50 million do not have an expiration date. At December 31, 2010 the Company had state NOLs of $23 million and cumulative foreign NOL carryforwards of $74 million.

        Valuation allowance — As of December 31, 2011, the Company's valuation allowance was reduced by $108 million, primarily due to resolution of the federal tax audit.

Uncertain tax benefits

NRG has identified uncertain tax benefits whose after-tax value was $178 million that if recognized, would impact the Company's income tax expense.

As of December 31, 2011, and 2010, NRG has recorded a non-current tax liability of $58 million and $582 million, respectively. As of December 31, 2011, the balance primarily related to positions taken on various state returns, including accrued interest. As of December 31, 2010, the balance primarily related to taxable earnings for the period for which there are no NOLs available to offset for financial statement purposes.

The Company recognizes interest and penalties related to uncertain tax benefits in income tax expense. During the year ended December 31, 2011, the Company recognized a benefit of $32 million in interest and penalties due to the IRS settlement and accrued interest of $2 million. For the year ended December 31, 2010, the Company recognized $25 million in interest and penalties. As of December 31, 2011, and 2010, NRG had accrued interest and penalties related to these uncertain tax benefits of $12 million and $42 million, respectively.

        Tax jurisdictions — NRG is subject to examination by taxing authorities for income tax returns filed in the U.S. federal jurisdiction and various state and foreign jurisdictions including operations located in Germany and Australia. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2007. With few exceptions, state and local income tax examinations are no longer open for years before 2003. The Company's significant foreign operations are also no longer subject to examination by local jurisdictions for years prior to 2004.

During 2011, the Company settled the Internal Revenue Service's audit examination for the years 2004 through 2006 and recognized a benefit of $633 million. The benefit is predominantly due to the recognition of previously uncertain tax benefits mainly composed of net operating losses of $536 million which had been classified as capital loss carryforwards for financial statement purposes. The Company continues to be under examination for various state jurisdictions for multiple years.

The following table reconciles the total amounts of uncertain tax benefits:

	As of December 31,
	2011	2010
	(In millions)
Balance as of January 1	$663	$643
Increase due to current year positions	12	27
Decrease due to current year positions	(6)	(15)
Increase due to prior year positions	6	16
Decrease due to prior year positions	(2)	(7)
Decrease due to settlements and payments	(495)	—
Decrease due to statute expirations	—	(1)
Uncertain tax benefits as of December 31	$178	$663

Included in the balance at December 31, 2011, are $30 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash or use of net operating loss carryforwards to an earlier period.